Debt including Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The carrying values of the company's debt and capital lease obligations represent amortized cost and are summarized below with estimated fair values:

	December 31, 2013		December 31, 2012
	Carrying	Estimated	Carrying	Estimated
(In thousands)	Value	Fair Value[1]	Value	Fair Value[1]
7.875% Senior Secured Notes due 2021	$422,174	$459,000	$—	$—
7½% Senior Notes due 2014	—	—	106,438	106,000
4.25% Convertible Senior Notes due 2016	164,050	194,000	153,082	174,000
ABL Term Loan	6,375	6,000	—	—
Credit Facility Revolver	—	—	40,000	38,000
Credit Facility Term Loan	—	—	305,250	296,000
Capital lease obligations[2]	39,025	39,000	755	700
Less current portion	(2,271)		(65,008)
Total long-term debt and capital lease obligations	$629,353		$540,517

[1]
The fair value of the senior notes is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). All other debt may be traded on the secondary loan market, and the fair value is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.

[2]	Capital lease obligations at December 31, 2013 include the borrowings for the salad production and warehousing facility in the Midwest. See further description of the build-to-suit lease below.

Schedule of Maturities of Long-term Debt
Debt maturities are as follows:

(In thousands)	Long-Term Debt	Capital Lease Obligations	Total
2014	$1,500	$771	$2,271
2015	1,500	971	2,471
2016	201,500	830	202,330
2017	1,500	882	2,382
2018	375	915	1,290
Later years	425,000	34,656	459,656

Debt Instrument Redemption
CBII and CBL may also redeem the 7.875% Notes as follows:

If redeemed during the 12-month period commencing February 1,	Redemption Price
2016	105.906%
2017	103.938%
2018	101.969%
2019 and thereafter	100.000%

Carrying Amounts of Convertible Debt and Equity Components
The carrying amounts of the debt and equity components of the Convertible Notes are as follows:

	December 31,
(In thousands)	2013	2012
Principal amount of debt component[1]	$200,000	$200,000
Unamortized discount	(35,950)	(46,918)
Net carrying amount of debt component	$164,050	$153,082

Equity component	$84,904	$84,904
Issuance costs and income taxes	(3,210)	(3,210)
Equity component, net of issuance costs and income taxes	$81,694	$81,694

[1]
As of December 31, 2013 and 2012, the Convertible Notes' “if-converted” value did not exceed their principal amount because the company's common stock price was below the conversion price of the Convertible Notes.

The interest expense related to the Convertible Notes was as follows:

	December 31,
(In thousands)	2013	2012	2011
4.25% coupon interest	$8,500	$8,500	$8,500
Amortization of deferred financing fees	469	469	469
Amortization of discount on the debt component	10,968	9,715	8,606
	$19,937	$18,684	$17,575

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Estimated future minimum lease payments required under capital lease obligations, primarily related to the Midwest salad production and warehousing facility described above, at December 31, 2013 are as follows, assuming no CPI increases:

(In thousands)
2014	$4,290
2015	4,427
2016	4,227
2017	4,195
2018	4,145
Later years	65,168
Total minimum payments	86,452
Less: interest	47,427
Capital lease obligation	39,025
Less: current portion	771
Capital lease obligation, net of current portion	$38,254